Related Party Balances and Transactions - Schedule of Compensation to Key Management Personnel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Compensation to Key Management Personnel [Abstract]
Short-term employee benefits	$ 880	$ 1,337
Non-executive director fees	248	118
Share-based payments	1,193
Termination payment	1,952
Key management compensation	$ 4,273	$ 1,455